Subsequent Events	12 Months Ended
Apr. 30, 2026
EBP 005
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events Subsequent events have been evaluated through October 21, 2026, the date this report was issued. There have been no material subsequent events to report.